Commitments and Contingencies - Schedule of Future Rental Payment Under Non-cancellable Operating Lease (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 58,751
2021	$ 51,616	24,480
Future payment of lease	$ 203,401	$ 83,231